Deferred Tax Asset and Income Tax (Expense)/Benefit - Schedule of Deferred Tax Assets (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Deferred Tax Assets [Abstract]
At beginning of year/period	RM 74,000	$ 17,566	RM 74,000
Recognised in profit or loss	535,217	127,055
At end of year/period	RM 609,217	$ 144,621	RM 74,000